CONVERTIBLE REDEEMABLE PREFERRED SHARES - Modification of preferred shares (Details) ¥ in Thousands, $ in Millions	Oct. 21, 2017 USD ($)	Jul. 28, 2017 USD ($)	Jan. 13, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Combined change in fair value of preferred shares before and after modification	$ 5.1	$ 2.7	$ 5.9
Fair value of derivative liabilities conversion feature | ¥				¥ 1,427,560
Prior to issuance of Series G Tranche I preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Minimum market capitalization criteria for Qualified IPO			2,500.0
Upon issuance of Series G Tranche I preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Minimum market capitalization criteria for Qualified IPO			$ 3,000.0
Prior to issuance of Series G Tranche III and Tranche IV preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Minimum market capitalization criteria for Qualified IPO	3,173.0
Upon issuance of Series G Tranche III and Tranche IV preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Minimum market capitalization criteria for Qualified IPO	$ 3,200.0